UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6660

Name of Fund: MuniYield Quality Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield
      Quality Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield Quality Fund, Inc.

Schedule of Investments as of January 31, 2005                    (in Thousands)

                                 Face
State                          Amount     Municipal Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.8%                $    850     Alaska State Housing Finance Corporation, General Housing Revenue Bonds,
                                          Series A, 5.25% due 12/01/2034 (d)                                              $     911
                                2,100     Alaska State International Airports Revenue Bonds, Series B, 5.75%
                                          due 10/01/2019 (a)                                                                  2,412
                                  500     Valdez, Alaska, Marine, Terminal Revenue Refunding Bonds (BP Pipelines Inc.
                                          Project), VRDN, Series C, 1.83% due 7/01/2037 (l)                                     500
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%                  2,345     Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds,
                                          RIB, Series 511X, 8.89% due 7/01/2014 (a)(i)                                        2,941
-----------------------------------------------------------------------------------------------------------------------------------
California - 18.6%              4,150     Alameda Corridor Transportation Authority, California, Revenue Refunding
                                          Bonds, Subordinated Lien, Series A, 5.525%** due 10/01/2025 (a)                     3,024
                                          California State Department of Water Resources, Power Supply Revenue Bonds,
                                          Series A:
                                1,400         5.375% due 5/01/2021                                                            1,531
                                1,000         5.375% due 5/01/2022 (g)                                                        1,101
                                          California State, GO, Refunding:
                                5,700         5.25% due 9/01/2026                                                             6,130
                                6,000         5.25% due 2/01/2030 (b)                                                         6,427
                                7,700         5.25% due 2/01/2030 (g)                                                         8,248
                                2,850     California State, GO, Refunding, ROCS, Series II-R-272, 8.539% due 2/01/2033
                                          (i)(j)                                                                              3,182
                                          California State, Various Purpose, GO:
                                3,300         5.50% due 4/01/2028                                                             3,601
                                2,500         5.25% due 11/01/2029                                                            2,649
                                3,200         5.50% due 11/01/2033                                                            3,465
                                          Golden State Tobacco Securitization Corporation of California, Tobacco
                                          Settlement Revenue Bonds:
                                5,000         RIB, Series RR II R 285X, 9.026% due 6/01/2043 (b)(i)                           5,862
                                7,080         RIB, Series RR II R 287X, 9.279% due 6/01/2038 (i)(k)                           8,454
                                4,050         Series B, 5.60% due 6/01/2028                                                   4,290
                                3,000         Series B, 5.50% due 6/01/2033 (b)                                               3,265
                                1,870         Series B, 5.625% due 6/01/2033 (b)                                              2,058
                                1,600         Series B, 5.50% due 6/01/2043 (b)                                               1,738
                                2,800     Los Angeles, California, Unified School District, GO, Series A, 5%
                                          due 1/01/2028 (g)                                                                   2,941
                                2,000     Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                          (Paguay Redevelopment Project), 5.125% due 6/15/2033 (a)                            2,093
                               16,895     San Francisco, California, City and County, COP (San Bruno Jail No. 3),
                                          5.25% due 10/01/2033 (a)                                                           18,099

Portfolio Abbreviations

To simplify the listings of MuniYield Quality Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT             Alternative Minimum Tax (subject to)
COP             Certificates of Participation
DRIVERS         Derivative Inverse Tax-Exempt Receipts
EDA             Economic Development Authority
GO              General Obligation Bonds
HDA             Housing Development Authority
HFA             Housing Finance Agency
IDA             Industrial Development Authority
IDB             Industrial Development Board
PCR             Pollution Control Revenue Bonds
RIB             Residual Interest Bonds
RITR            Residual Interest Trust Receipts
ROCS            Reset Option Certificates
S/F             Single-Family
VRDN            Variable Rate Demand Notes

MuniYield Quality Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                                 Face
State                          Amount     Municipal Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 6.4%                           Colorado Health Facilities Authority Revenue Bonds, Series A:
                             $  1,650         (Catholic Health Initiatives), 5.50% due 3/01/2032 (c)                      $   1,862
                                1,600         (Covenant Retirement Communities Inc.), 5.50% due 12/01/2027 (j)                1,720
                                1,000         (Covenant Retirement Communities Inc.), 5.50% due 12/01/2033 (j)                1,067
                                          Colorado Housing and Finance Authority, Revenue Refunding Bonds, AMT:
                                1,530         (S/F Program), Series B-2, 6.80% due 2/01/2031 (g)                              1,597
                                  805         (S/F Program), Series C-2, 8.40% due 10/01/2021 (e)(g)                            823
                                1,175         Series C-2, 7.05% due 4/01/2031 (e)(g)                                          1,182
                                1,715         Series C-2, 7.25% due 10/01/2031 (a)                                            1,759
                                  465         Series E-2, 7% due 2/01/2030 (g)                                                  473
                                6,405     Denver, Colorado, City and County, COP, Series B, 5.75% due 12/01/2010 (a)(h)       7,382
                               15,600     Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation
                                          Revenue Bonds, Senior Convertible, Series C, 5.345%** due 6/15/2025 (f)            12,637
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.6%     2,500     District of Columbia Revenue Refunding Bonds (Catholic University of America
                                          Project), 5.625% due 10/01/2029 (a)                                                 2,765
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 0.5%                  2,240     Beacon Tradeport Community Development District, Florida, Special Assessment
                                          Revenue Refunding Bonds (Commercial Project), Series A, 5.625%
                                          due 5/01/2032 (j)                                                                   2,434
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.2%                  4,785     Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe
                                          Power Corporation-Scherer), Series A, 6.80% due 1/01/2011                           5,614
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.5%                   2,000     Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (f)                                2,241
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 26.6%                          Chicago, Illinois, Board of Education, GO (a):
                                1,750         (Chicago School Reform Project), Series A, 5.25% due 12/01/2030                 1,868
                                5,000         RIB, Series 467, 9.39% due 12/01/2027 (i)                                       5,989
                                          Chicago, Illinois, Capital Appreciation, GO, Project and Refunding, Series A
                                          (g):
                                1,000         5.422%** due 1/01/2027                                                            799
                                1,000         5.435%** due 1/01/2028                                                            794
                                1,000         5.448%** due 1/01/2029                                                            790
                                1,000         5.46%** due 1/01/2030                                                             798
                                          Chicago, Illinois, GO (Lakefront Millennium Parking Facilities) (g):
                                5,000         5.125% due 1/01/2028                                                            5,206
                                2,500         5.444%** due 1/01/2029                                                          2,532
                                5,000     Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                          Refunding Bonds, Third Lien, AMT, Series A, 5.50% due 1/01/2022 (g)                 5,414
                                          Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                          Series B-2:
                                3,400         5.75% due 1/01/2023 (f)                                                         3,797
                                4,000         5.75% due 1/01/2024 (f)                                                         4,451
                                3,300         6% due 1/01/2029 (b)                                                            3,709
                                          Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, AMT:
                                2,665         3rd Lien, Series A-2, 5.75% due 1/01/2021 (f)                                   2,986
                                6,835         DRIVERS, Series 250, 9.318% due 1/01/2021 (g)(i)                                8,381
                                5,000         RIB, Series 994X, 8.58% due 1/01/2032 (g)(i)                                    5,466
                                6,200     Cook County, Illinois, Capital Improvement, GO, Series C, 5.50%
                                          due 11/15/2026 (a)                                                                  6,971

MuniYield Quality Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                                 Face
State                          Amount     Municipal Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois (concluded)         $  2,130     Illinois Development Finance Authority Revenue Bonds (Presbyterian Home Lake
                                          Project), Series B, 6.25% due 9/01/2017 (f)                                     $   2,286
                                          Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds (a):
                               31,350         5.224%** due 6/15/2030                                                         25,332
                                5,500         5% due 6/15/2032                                                                5,717
                               10,000     Illinois State, GO, First Series, 5.50% due 8/01/2018 (f)                          11,130
                                3,750     Illinois Student Assistance Commission, Student Loan Revenue Refunding Bonds,
                                          AMT, Sub-Series CC, 6.875% due 3/01/2015                                            3,757
                                5,295     Kane and De Kalb Counties, Illinois, Community Unity School District Number
                                          302, GO, 5.80% due 2/01/2022 (d)                                                    6,160
                                          Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax,
                                          Revenue Refunding Bonds (McCormick Place Expansion Project):
                                7,000         5.50% due 12/15/2024 (d)                                                        7,791
                                3,500         Series B, 5.75% due 6/15/2023 (g)                                               4,040
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.5%                  4,500     Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A,
                                          5.25% due 6/01/2029 (d)                                                             4,858
                                2,000     Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds
                                          (Waterworks Project), Series A, 5.25% due 7/01/2033 (g)                             2,139
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 3.9%                8,500     Louisiana Local Government, Environmental Facilities, Community Development
                                          Authority Revenue Bonds (Capital Projects and Equipment Acquisition), Series
                                          A, 6.30% due 7/01/2030 (a)                                                          9,323
                                6,800     New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                          Sub-Series A, 5.25% due 7/15/2028 (a)                                               7,319
                                1,900     Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital
                                          Revenue Bonds (Terrebonne General Medical Center Project), 5.50%
                                          due 4/01/2033 (a)                                                                   2,062
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.4%                      Massachusetts Bay, Massachusetts, Transportation Authority, General
                                          Transportation System, Revenue Refunding Bonds, Series A (g):
                                3,730         7% due 3/01/2011                                                                4,514
                                3,550         7% due 3/01/2014                                                                4,432
                                7,005     Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series
                                          C, 5.60% due 1/01/2045 (f)                                                          7,274
                                1,915     Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS,
                                          AMT, Series 501, 8.814% due 7/01/2009 (a)(i)                                        2,137
                                2,400     Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                          due 1/01/2028 (d)                                                                   2,588
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.6%                           Detroit, Michigan, City School District, GO, Series A (f):
                                4,000         5.50% due 5/01/2019                                                             4,497
                                3,625         5.50% due 5/01/2020                                                             4,076
                                3,040     Michigan Higher Education Student Loan Authority, Student Loan Revenue
                                          Refunding Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                        3,216
                                          Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                          (Detroit Edison Company Project) (b):
                                3,100         5.45% due 9/01/2029                                                             3,423
                                1,700         AMT, Series A, 5.50% due 6/01/2030                                              1,823
                                3,300         AMT, Series C, 5.65% due 9/01/2029                                              3,529
                                5,800         AMT, Series C, 5.45% due 12/15/2032                                             6,142

MuniYield Quality Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                                 Face
State                          Amount     Municipal Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%              $  2,300     Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill Inc.
                                          Project), AMT, 5.90% due 11/01/2027                                             $   2,510
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 5.5%                   4,100     Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                          Series A, 5.50% due 9/01/2033 (j)                                                   4,386
                                          Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series
                                          A-2 (d):
                                2,000         Series A-2, 5% due 7/01/2030                                                    2,079
                                4,100         Series A-2, 5% due 7/01/2036                                                    4,246
                                3,000         Series B, 5.25% due 7/01/2034                                                   3,148
                                          Director of the State of Nevada, Department of Business and Industry Revenue
                                          Bonds (Las Vegas Monorail Company Project), First Tier (a):
                                1,000         5.625% due 1/01/2032                                                            1,110
                                4,400         5.375% due 1/01/2040                                                            4,656
                                5,710     Washoe County, Nevada, School District, GO, 5.875% due 12/01/2009 (f)(h)            6,477
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 3.5%           10,000     New Hampshire Health and Education Facilities Authority Revenue Bonds
                                          (Dartmouth-Hitchcock Obligation Group, 5.50% due 8/01/2027 (f)                     11,238
                                5,000     New Hampshire State Business Finance Authority, PCR, Refunding (Public Service
                                          Company), AMT, Series D, 6% due 5/01/2021 (g)                                       5,501
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 4.8%                         New Jersey EDA, Cigarette Tax Revenue Bonds:
                                7,150         5.50% due 6/15/2024                                                             7,814
                                  910         5.75% due 6/15/2029                                                               966
                                1,385         5.50% due 6/15/2031                                                             1,440
                                2,750     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                          due 7/01/2031 (g)                                                                   2,973
                                3,000     New Jersey EDA, Revenue Bonds, ROCS, Series II-R-309-2, 9.026%
                                          due 6/15/2031 (i)                                                                   3,526
                                6,100     New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series
                                          C-3, 1.82% due 1/01/2024 (f)(l)                                                     6,100
-----------------------------------------------------------------------------------------------------------------------------------
New York - 10.6%                3,500     Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                                          Project), 5.75% due 5/01/2024 (f)                                                   4,060
                                8,085     New York City, New York, City Municipal Water Finance Authority, Water and
                                          Sewer System Revenue Bonds, RITR, Series FR-6, 9.275% due 6/15/2026 (g)(i)          8,990
                                          New York City, New York, GO (b):
                                2,410         Series B, 5.875% due 8/15/2006 (h)                                              2,574
                                2,590         Series B, 5.875% due 8/15/2013                                                  2,755
                                1,425         Series F, 5.75% due 2/01/2019                                                   1,494
                                          New York City, New York, GO (i):
                                3,500         DRIVERS, Series 194, 9.381% due 2/01/2015 (f)                                   3,840
                                6,920         RIB, Series 394, 9.614% due 8/01/2016 (g)                                       8,980
                                9,325     New York City, New York, GO, Refunding, Series G, 5.75%
                                          due 2/01/2006 (f)(h)                                                                9,773
                                7,320     Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                          5.25% due 6/01/2022 (a)                                                             7,925
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 1.0%                     2,500     Columbus, Ohio, City School District, GO (School Facilities Construction and
                                          Improvements), 5.25% due 12/01/2027 (f)                                             2,726
                                2,000     Jackson, Ohio, Hospital Facilities Revenue Bonds (Consolidated Health
                                          System-Jackson Hospital), 6.125% due 10/01/2020 (j)                                 2,235

MuniYield Quality Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                                 Face
State                          Amount     Municipal Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.8%                           Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds
                                          (Tulsa International Airport), AMT (d):
                             $  1,250         Series A, 6% due 6/01/2020                                                  $   1,485
                                1,000         Series B, 6% due 6/01/2019                                                      1,113
                                1,000         Series B, 6.125% due 6/01/2026                                                  1,119
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 2.0%                   7,500     Portland, Oregon, Sewer System Revenue Bonds, RIB, Series 386, 9.96%
                                          due 8/01/2020 (d)(i)                                                                9,364
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 8.0%             2,000     Allegheny County, Pennsylvania, Port Authority, Special Transportation Revenue
                                          Bonds, 6% due 3/01/2009 (g)(h)                                                      2,265
                                  800     Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds,
                                          5.50% due 12/01/2030 (g)                                                              888
                                          Pennsylvania State Public School Building Authority, School Lease Revenue
                                          Bonds (The School District of Philadelphia Project) (f):
                                6,000         5.25% due 6/01/2025                                                             6,578
                               11,750         5% due 6/01/2033                                                               12,203
                                6,250     Philadelphia, Pennsylvania, Authority for Industrial Development, Lease
                                          Revenue Bonds, Series B, 5.50% due 10/01/2021 (f)                                   7,039
                                          Philadelphia, Pennsylvania, School District, GO, Series B (d):
                                1,500         5.625% due 8/01/2020                                                            1,679
                                3,670         5.625% due 8/01/2021                                                            4,104
                                2,000         5.625% due 8/01/2022                                                            2,231
                                1,155     Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                                          (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)                  1,228
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.6%             2,500     Providence, Rhode Island, GO, Series A, 5.70% due 7/15/2007 (f)(h)                  2,714
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.5%           3,045     South Carolina State Public Service Authority, Revenue Refunding Bonds,
                                          DRIVERS, Series 277, 9.346% due 1/01/2022 (g)(h)(i)                                 3,341
                                3,800     Spartanburg County, South Carolina, Solid Waste Disposal Facilities Revenue
                                          Bonds (BMW Project), AMT, 7.55% due 11/01/2024                                      3,984
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 6.2%               17,000     Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                          Corporation), 5.875% due 10/01/2024 (a)                                            19,287
                                5,000     Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds,
                                          AMT, Series D, 6.25% due 3/01/2018 (a)                                              5,640
                                          Tennessee HDA, Homeownership Revenue Bonds, AMT, Series 2-C (a):
                                2,075         6.10% due 7/01/2013                                                             2,161
                                2,390         6.20% due 7/01/2015                                                             2,508
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 11.7%                             Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                          Trust Certificates, Second Tier, Series B:
                                4,000         6% due 1/01/2023                                                                4,281
                                1,400         5.75% due 1/01/2032                                                             1,452
                                1,000     Bell County, Texas, Health Facilities Development Revenue Bonds (Lutheran
                                          General Health Care System), 6.50% due 7/01/2019 (c)                                1,247
                                          Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                                          Improvement Bonds, AMT, Series A (d):
                                1,835         5.875% due 11/01/2017                                                           2,064
                                2,145         5.875% due 11/01/2018                                                           2,413
                                2,385         5.875% due 11/01/2019                                                           2,683

MuniYield Quality Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                                 Face
State                          Amount     Municipal Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Texas (concluded)            $  5,235     Denton, Texas, Utility System Revenue Bonds, RIB, Series 369, 9.84%
                                          due 12/01/2017 (f)(i)                                                           $   6,783
                                          Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                          Bonds (Good Shepherd Medical Center Project) (j):
                                6,000         6.875% due 10/01/2020                                                           7,011
                                2,600         6.375% due 10/01/2025                                                           2,972
                                4,000     Harris County, Houston, Texas, Sports Authority Revenue Refunding Bonds,
                                          Senior Lien, Series G, 5.75% due 11/15/2020 (g)                                     4,539
                                  100     Harris County, Texas, Health Facilities Development Corporation, Hospital
                                          Revenue Bonds (Texas Children's Hospital), VRDN, Series B-1, 1.84%
                                          due 10/01/2029 (g)(l)                                                                 100
                                2,700     Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, Series B,
                                          5.50% due 7/01/2030 (f)                                                             2,950
                                7,200     Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                          First Tier, Series A, 5.75% due 8/15/2038 (a)                                       8,230
                                4,600     Travis County, Texas, Health Facilities Development Corporation, Revenue
                                          Refunding Bonds (Ascension Health Credit), Series A, 6.25% due 11/15/2009 (g)(h)    5,319
                                2,900     White Settlement, Texas, Independent School District, GO, 5.75% due 8/15/2034       3,322
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 3.8%                    15,000     Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC Hospitals Inc.),
                                          6.30% due 2/15/2015 (g)                                                            17,892
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.1%                 6,000     Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds,
                                          AMT, Series A, 6.05% due 2/01/2009 (a)                                              6,656
                                3,100     Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old
                                          Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)               3,403
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 5.7%              10,000     Energy Northwest, Washington, Electric Revenue Bonds, DRIVERS, Series 242,
                                          9.35% due 7/01/2017 (g)(i)                                                         12,874
                                2,835     King County, Washington, Sewer Revenue Refunding Bonds, Series B, 5.50%
                                          due 1/01/2027 (f)                                                                   3,156
                                2,400     Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%
                                          due 12/01/2034 (a)                                                                  2,569
                                7,500     Washington State, GO, Series A and AT-6, 6.25% due 2/01/2011 (f)                    8,483
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.2%                1,000     Milwaukee County, Wisconsin, Airport Revenue Bonds, AMT, Series A, 5.75%
                                          due 12/01/2025 (d)                                                                  1,104
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $611,244*) - 139.7%                                     663,950

                                          Other Assets Less Liabilities - 2.4%                                               11,279

                                          Preferred Stock, at Redemption Value - (42.1%)                                   (200,017)
                                                                                                                          ---------
                                          Net Assets Applicable to Common Stock - 100.0%                                  $ 475,212
                                                                                                                          =========

MuniYield Quality Fund, Inc.

(a)   AMBAC Insured.
(b)   XL Capital Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FSA Insured.
(g)   MBIA Insured.
(h)   Prerefunded.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j)   Radian Insured.
(k)   CIFG Insured.
(l) Security has a maturity of more than one year, but has variable rate and demand features, which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                         $          611,244
                                                             ==================
      Gross unrealized appreciation                          $           53,162
      Gross unrealized depreciation                                        (456)
                                                             ------------------
      Net unrealized appreciation                            $           52,706
                                                             ==================

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                        Dividend
      Affiliate                                          Net Activity    Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund          (4,970)       $   26
      --------------------------------------------------------------------------

MuniYield Quality Fund, Inc.

Schedule of Investments as of January 31, 2005 (concluded)


      Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                     Unrealized
                                                Notional Amount     Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day
      Bond Market Association Municipal Swap
      Index Rate and pay a fixed rate equal
      to 3.621%

      Broker, JPMorgan Chase Bank
      Expires March 2015                           $20,000           $     (184)

      Receive a variable rate equal to 7-Day
      Bond Market Association Municipal Swap
      Index Rate and pay a fixed rate equal
      to 3.658%

      Broker, JPMorgan Chase Bank
      Expires April 2015                           $22,000                 (244)

      Receive a variable rate equal to 7-Day
      Bond Market Association Municipal Swap
      Index Rate and pay a fixed rate equal
      to 4.251%

      Broker, JPMorgan Chase Bank
      Expires February 2025                        $38,000               (1,739)

      Receive a variable rate equal to 7-Day
      Bond Market Association Municipal Swap
      Index Rate and pay a fixed rate equal
      to 4.073%

      Broker, Morgan Stanley Capital
      Services, Inc.
      Expires March 2025                           $14,000                 (291)
      --------------------------------------------------------------------------
      Total                                                          $   (2,458)
                                                                     ==========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Quality Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    MuniYield Quality Fund, Inc.

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    MuniYield Quality Fund, Inc.

Date: March 21, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    MuniYield Quality Fund, Inc.

Date: March 21, 2005